Stockholders' equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2017
Class of Stock [Line Items]
Capital stock authorized	47,098,788
Common stock, shares authorized	26,750,000	20,250,000				1,000,000,000
Common stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Convertible preferred stock, authorized	20,348,788
Convertible preferred stock, par value	$ 0.0001
Convertible preferred stock, issued	19,278,606
Common stock, shares, issued	1,984,222	1,802,134				30,545,165
Common stock, shares, outstanding	1,984,222	1,802,134				30,545,165
Common stock, face value	$ 9.16	$ 1.60
Dividends declared or paid	$ 0
Convertible preferred stock, conversion ratio	The conversion rate at December 31, 2019 for the Series A, Series B, Series C and Series D convertible preferred stock is 1:1.
Convertible preferred stock redemption rights	The holders of Series A, Series B, Series C and Series D convertible preferred stock do not have any redemption rights.
Minimum
Class of Stock [Line Items]
Pre-money valuation of public offering price	$ 310,000,000
Gross cash proceeds from public offering	$ 40,000,000
Common Stock
Class of Stock [Line Items]
Common stock, shares, outstanding	1,984,222	1,802,134				30,545,165	29,924,461	1,997,655	1,955,966	1,940,177	1,828,293	1,672,087
Common stock voting right	Entitled to one vote for each share of common stock
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, authorized	3,862,500	3,862,500				0
Convertible preferred stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Convertible preferred stock, issued	3,862,500	3,862,500				0
Dividends, annual rate	$ 0.32
liquidation preferences, issue prices	$ 4.00
Series A Convertible Preferred Stock | Private Offering
Class of Stock [Line Items]
Convertible preferred stock, issued				3,862,500	3,862,500
Net proceeds of convertible preferred stock				$ 15,400,000	$ 15,400,000
Convertible preferred stock, purchase price				$ 4.00	$ 4.00
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, authorized	6,750,000	6,750,000				0
Convertible preferred stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Convertible preferred stock, issued	6,749,999	6,749,999				0
Dividends, annual rate	$ 0.64
liquidation preferences, issue prices	$ 8.00
Series B Convertible Preferred Stock | Private Offering
Class of Stock [Line Items]
Convertible preferred stock, issued			6,749,999	6,749,999
Net proceeds of convertible preferred stock			$ 53,900,000	$ 53,900,000
Convertible preferred stock, purchase price			$ 8.00	$ 8.00
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, authorized	4,448,788	5,000,000				0
Convertible preferred stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Convertible preferred stock, issued	4,448,780	3,177,271				0
Dividends, annual rate	$ 0.96
liquidation preferences, issue prices	$ 12.00
Series C Convertible Preferred Stock | Private Offering
Class of Stock [Line Items]
Convertible preferred stock, issued	4,448,780	4,448,780
Net proceeds of convertible preferred stock	$ 53,200,000	$ 53,200,000
Convertible preferred stock, purchase price	$ 12.00	$ 12.00
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, authorized	5,287,500	0				0
Convertible preferred stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Convertible preferred stock, issued	4,217,327	0				0
Dividends, annual rate	$ 1.056
liquidation preferences, issue prices	$ 13.20
Series D Convertible Preferred Stock | Private Offering
Class of Stock [Line Items]
Convertible preferred stock, issued	4,217,327
Net proceeds of convertible preferred stock	$ 55,500,000
Convertible preferred stock, purchase price	$ 13.20
Convertible Preferred Stock
Class of Stock [Line Items]
Common stock voting right	Entitled to one vote for each share of common stock